Dispositions - Schedule of Disposals (Details) - USD ($) $ in Millions					12 Months Ended
	Dec. 02, 2024	Nov. 06, 2023	Sep. 22, 2023	Sep. 20, 2023	Dec. 31, 2024	Dec. 31, 2023
Disposal Group [Line Items]
Cash proceeds					$ 306.6	$ 549.1
Net smelter return royalty						101.1
Net proceeds						650.2
Cash and cash equivalents						194.1
Other current assets						14.0
Mineral properties, plant and equipment						1,578.5
Other non-current assets						3.9
Other current liabilities						(39.0)
Provisions						(148.1)
Deferred tax liabilities						(419.3)
Long-term debt						(31.5)
Other long-term liabilities						(19.4)
Net carrying amount						1,133.2
Non-controlling interest						(489.7)
Net assets attributable to Pan American						643.5
Gain on disposal						$ 6.7
Working capital adjustments					$ 61.6
La Arena
Disposal Group [Line Items]
Cash proceeds	$ 306.6
Net smelter return royalty	29.7
Contingent consideration	36.8
Net proceeds	373.1
Cash and cash equivalents	16.2
Trade and other receivables	29.6
Inventories	134.2
Mineral properties, plant and equipment	223.2
Other non-current assets	0.1
Accounts payable and accrued liabilities	(55.1)
Other current liabilities	(15.6)
Provisions	(86.5)
Other long-term liabilities	(12.3)
Net assets attributable to Pan American	233.8
Add: Costs directly attributable to the disposal	1.9
Gain on disposal	$ 137.4
MARA
Disposal Group [Line Items]
Cash proceeds				$ 475.0
Net smelter return royalty				90.0
Net proceeds				565.0
Cash and cash equivalents				188.4
Other current assets				9.1
Mineral properties, plant and equipment				1,400.5
Other non-current assets				3.1
Other current liabilities				(27.0)
Provisions				(133.2)
Deferred tax liabilities				(380.4)
Long-term debt				(31.5)
Other long-term liabilities				(19.3)
Net carrying amount				1,009.7
Non-controlling interest				(444.7)
Net assets attributable to Pan American				565.0
Gain on disposal				$ 0.0
Morococha
Disposal Group [Line Items]
Cash proceeds			$ 28.6
Net smelter return royalty			0.0
Net proceeds			28.6
Cash and cash equivalents			5.6
Other current assets			4.8
Mineral properties, plant and equipment			35.8
Other non-current assets			0.8
Other current liabilities			(11.6)
Provisions			(11.2)
Deferred tax liabilities			(0.1)
Long-term debt			0.0
Other long-term liabilities			(0.1)
Net carrying amount			24.0
Non-controlling interest			(2.1)
Net assets attributable to Pan American			21.9
Gain on disposal			6.7
Working capital adjustments			$ 3.6
Agua de la Falda project
Disposal Group [Line Items]
Cash proceeds		$ 45.5
Net smelter return royalty		11.1
Net proceeds		56.6
Cash and cash equivalents		0.1
Other current assets		0.1
Mineral properties, plant and equipment		142.2
Other non-current assets		0.0
Other current liabilities		(0.4)
Provisions		(3.7)
Deferred tax liabilities		(38.8)
Long-term debt		0.0
Other long-term liabilities		0.0
Net carrying amount		99.5
Non-controlling interest		(42.9)
Net assets attributable to Pan American		56.6
Gain on disposal		$ 0.0